Going Concern (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Organization and Nature of Business [Abstract]
Description of going concern	As reflected in the Company’s consolidated financial statements, the Company’s revenue increased by approximately $1.1 million, or 64.7%, from approximately $1.8 million in the six months ended June 30, 2021 to approximately $2.9 million in the six months ended June 30, 2022. Its gross profit from increased by approximately $0.3 million, or 217.3%, from approximately $0.1 million in the six months ended June 30, 2021 to a gross profit of approximately $0.4 million for six months ended June 30, 2022, and its gross margin for the six months ended June 30, 2022 increased to 13% from 7% from the same period of last year.
Net loss	$ 5.8	$ 8.9
Working capital deficit	1.8
Cash	0.8
Amount of accounts receivable outstanding	2.9
Accounts receivable from third parties	2.8
Accounts receivable from related party	0.1
Amount of accounts receivable collected back	$ 0.8
Percentage of accounts receivable collected back	24.00%
Amount of bank loans outstanding	$ 2.2